Leases - Components of lease expenses (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Finance lease cost:
Amortization of assets	¥ 15,346	¥ 15,501	¥ 15,501
Interest of lease liabilities	21,851	19,943	18,841
Operating lease cost	176,788	86,365	22,811
Short-term lease cost	4,937	6,801	2,682
Total	¥ 218,922	¥ 128,610	¥ 59,835